Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 6,342	$ 7,082
Restricted cash	50	100
Marketable equity securities	25	71
Trade receivables	33	113
Other receivables	431	480
Total current assets	6,881	7,846
Non-current assets:
Right Of Use asset	1,456	1,576
Fixed assets, net	212	323
Total non-current assets	1,668	1,899
Total assets	8,549	9,745
Current liabilities:
Trade payables	154	297
Operating lease liability	348	289
Other accounts payable	1,208	1,157
Total current liabilities	1,710	1,743
Operating lease liability	1,214	1,272
Total liabilities	2,924	3,015
Shareholders’ equity:
Ordinary shares, no par value. Authorized 1,000,000,000 shares. Issued and outstanding: 712,203,276 shares as of June 30, 2025, and 508,710,696 as of December 31, 2024.
Additional paid-in-capital	142,984	137,094
Accumulated deficit	(137,053)	(131,028)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	5,931	6,066
Non-controlling interest	(306)	664
Total equity	5,625	6,730
Total liabilities and shareholders’ equity	$ 8,549	$ 9,745